Segmented information (Tables)	12 Months Ended
Dec. 31, 2021
Segmented information
Summary of segment operations

	Year Ended December 31, 2021
	Canada	USA	France	Netherlands	Germany	Ireland	Australia	Corporate	Total
Total assets	3,100,322	545,296	771,707	227,779	422,030	427,362	217,852	192,975	5,905,323
Drilling and development	190,242	32,540	39,587	20,198	19,234	1,261	34,785	1,543	339,390
Exploration and evaluation	—	—	121	6,839	1,073	—	—	27,373	35,406

Crude oil and condensate sales	625,053	80,208	279,263	2,640	32,607	23	143,014	—	1,162,808
NGL sales	86,932	17,723	—	—	—	—	—	—	104,655
Natural gas sales	189,790	14,484	—	293,083	99,328	214,402	—	1,211	812,298
Sales of purchased commodities	—	—	—	—	—	—	—	147,091	147,091
Royalties	(113,651)	(30,747)	(37,666)	(873)	(2,847)	—	—	(338)	(186,122)
Revenue from external customers	788,124	81,668	241,597	294,850	129,088	214,425	143,014	147,964	2,040,730
Purchased commodities	—	—	—	—	—	—	—	(147,091)	(147,091)
Transportation	(38,764)	(1,336)	(26,497)	—	(6,359)	(4,205)	—	—	(77,161)
Operating	(215,378)	(16,992)	(52,147)	(35,269)	(27,149)	(14,889)	(50,748)	(441)	(413,013)
General and administration	(18,380)	(4,563)	(10,954)	(1,243)	(5,257)	9	(3,457)	(9,032)	(52,877)
PRRT	—	—	—	—	—	—	(15,688)	—	(15,688)
Corporate income taxes	—	—	9,120	(46,567)	—	—	5,759	1,522	(30,166)
Interest expense	—	—	—	—	—	—	—	(73,075)	(73,075)
Realized loss on derivative instruments	—	—	—	—	—	—	—	(327,384)	(327,384)
Realized foreign exchange loss	—	—	—	—	—	—	—	(6,613)	(6,613)
Realized other income	—	—	—	—	—	—	—	22,200	22,200
Fund flows from operations	515,602	58,777	161,119	211,771	90,323	195,340	78,880	(391,950)	919,862

	Year Ended December 31, 2020
	Canada	USA	France	Netherlands	Germany	Ireland	Australia	Corporate	Total
Total assets	2,276,787	328,902	703,567	130,063	198,357	257,990	105,898	107,575	4,109,139
Drilling and development	199,141	66,120	42,145	10,331	13,005	1,823	24,520	(4,604)	352,481
Exploration and evaluation	—	—	183	(226)	2,814	—	—	11,950	14,721

Crude oil and condensate sales	418,610	55,099	182,292	1,502	17,143	13	141,452	8	816,119
NGL sales	36,204	6,513	—	—	—	—	—	—	42,717
Natural gas sales	114,377	4,834	—	64,073	17,067	58,433	—	1,925	260,709
Sales of purchased commodities	—	—	—	—	—	—	—	127,853	127,853
Royalties	(54,961)	(17,446)	(32,069)	(444)	(990)	—	—	(644)	(106,554)
Revenue from external customers	514,230	49,000	150,223	65,131	33,220	58,446	141,452	129,142	1,140,844
Purchased commodities	—	—	—	—	—	—	—	(127,853)	(127,853)
Transportation	(41,494)	(1,349)	(14,604)	—	(5,839)	(4,425)	—	—	(67,711)
Operating	(218,596)	(18,108)	(57,128)	(32,410)	(20,732)	(15,232)	(54,581)	(464)	(417,251)
General and administration	(25,462)	(7,420)	(13,108)	(1,220)	(6,532)	(594)	(3,841)	(2,663)	(60,840)
PRRT	—	—	—	—	—	—	(20,151)	—	(20,151)
Corporate income taxes	—	—	(141)	3,774	—	—	2,106	71	5,810
Interest expense	—	—	—	—	—	—	—	(75,077)	(75,077)
Realized gain on derivative instruments	—	—	—	—	—	—	—	109,093	109,093
Realized foreign exchange gain	—	—	—	—	—	—	—	11,110	11,110
Realized other income	—	—	—	—	—	—	—	4,091	4,091
Fund flows from operations	228,678	22,123	65,242	35,275	117	38,195	64,985	47,450	502,065

Reconciliation of fund flows from operations to net earnings (loss):

	Year Ended
	Dec 31, 2021	Dec 31, 2020
Fund flows from operations	919,862	502,065
Equity based compensation	(41,565)	(42,906)
Unrealized loss on derivative instruments	(181,094)	(100,955)
Unrealized foreign exchange (loss) gain	(64,963)	49,012
Accretion	(43,552)	(35,318)
Depletion and depreciation	(571,688)	(580,461)
Deferred tax (expense) recovery	(187,343)	374,313
Gain on business combinations	17,198	—
Impairment reversal (expense)	1,302,619	(1,682,344)
Unrealized other expense	(778)	(833)
Net earnings (loss)	1,148,696	(1,517,427)